Certain Balance Sheet Items Other long term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for mining equipment	$ 107,850	$ 102,238
Prepaid insurance and services	217	251
Other	11	59
Other Assets	$ 108,078	$ 102,548